Contingencies and commitment (Tables)	6 Months Ended
Jun. 30, 2018
Contingencies and commitment
Schedule of future minimum repayments and purchase commitments

On June 30, 2018 we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€28,496	€4,635	€9,102	€6,812	€7,948
Purchase commitments	83,460	59,622	22,922	916	—
Total contractual obligations & commitments	€111,956	€64,256	€32,024	€7,728	€7,948

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366